--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NATIONWIDE(R) MUTUAL FUNDS

                             INVESTOR DESTINATIONS

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NATIONWIDE(R) MUTUAL FUNDS

                             INVESTOR DESTINATIONS

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000

                               TABLE OF CONTENTS

Average Annual (Compound) Total Returns.....................    3

Statement of Investments....................................    4

Statements of Assets and Liabilities........................    9

Statements of Operations....................................   10

Statements of Changes in Net Assets.........................   11

Financial Highlights........................................   12

Notes to Financial Statements...............................   17

                           NATIONWIDE(R) MUTUAL FUNDS

                             INVESTOR DESTINATIONS

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN

                       (FOR PERIOD ENDED APRIL 30, 2000)

 AGGRESSIVE                CLASS A               CLASS B         SERVICE
    FUND     YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-----------------------------------------------------------------------------------
             Life*    -3.10%     -8.67%     -3.20%     -8.04%     -3.10%
-----------------------------------------------------------------------------------

                             PORTFOLIO COMPOSITION
                              (SUBJECT TO CHANGE)

               Fixed Income Funds                            5.1%
               Equity Funds                                 95.0%

 MODERATELY
 AGGRESSIVE                CLASS A               CLASS B         SERVICE
    FUND     YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-----------------------------------------------------------------------------------
             Life*    -2.60%     -8.20%     -2.60%     -7.47%     -2.60%
-----------------------------------------------------------------------------------

                             PORTFOLIO COMPOSITION
                              (SUBJECT TO CHANGE)

               Fixed Contract                                2.6%
               Fixed Income Funds                           17.9%
               Equity Funds                                 79.5%

  MODERATE                 CLASS A               CLASS B         SERVICE
    FUND     YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-----------------------------------------------------------------------------------
             Life*    -1.90%     -7.54%     -1.90%     -6.81%     -1.80%
-----------------------------------------------------------------------------------

                             PORTFOLIO COMPOSITION
                              (SUBJECT TO CHANGE)

               Fixed Contract                                7.7%
               Fixed Income Funds                           33.0%
               Equity Funds                                 59.2%

 MODERATELY
CONSERVATIVE               CLASS A               CLASS B         SERVICE
    FUND     YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-----------------------------------------------------------------------------------
             Life*    -1.20%     -6.88%     -1.20%     -6.14%     -1.20%
-----------------------------------------------------------------------------------

                             PORTFOLIO COMPOSITION
                              (SUBJECT TO CHANGE)

               Fixed Contract                               12.7%
               Equity Funds                                 39.3%
               Fixed Income Funds                           48.0%

CONSERVATIVE               CLASS A               CLASS B         SERVICE
    FUND     YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-----------------------------------------------------------------------------------
             Life*    -0.60%     -6.31%     -0.70%     -5.67%     -0.60%
-----------------------------------------------------------------------------------

                             PORTFOLIO COMPOSITION
                              (SUBJECT TO CHANGE)

               Fixed Contract                               17.7%
               Equity Funds                                 24.4%
               Fixed Income Funds                           57.7%

               --------------------------------------------------

               *  Commenced operations on March 31, 2000.

               ** These returns do not reflect the effects of a
                  sales charge.

                (1) A 5.75% maximum front-end sales charge was
                    deducted.

                (2) A 5.00% maximum contingent deferred sales
                    charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

                (3) Not subject to any sales charges.

                        INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               3

                           NATIONWIDE(R) MUTUAL FUNDS

                     INVESTOR DESTINATIONS AGGRESSIVE FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------
SHARES   SECURITY                                 VALUE
--------------------------------------------------------
         MUTUAL FUNDS (100.1%)
         EQUITY FUNDS (95.0%)
 905     Nationwide International Index Fund,
         Institutional Class*                    $ 8,638
 924     Nationwide S&P 500 Index Fund,
         Institutional Class*                     11,722
 275     Nationwide Small Cap Index Fund,
         Institutional Class*                      2,885
 357     Vanguard Mid-Cap Index Fund, Investor
         Shares                                    4,343
                                                 -------
                                                  27,588
                                                 -------
         FIXED INCOME FUNDS (5.1%)
 150     Nationwide Bond Index Fund,
         Institutional Class*                      1,490
                                                 -------
         TOTAL INVESTMENTS (cost $30,000)        $29,078
                                                 =======

 -------------------------------------------------------
Portfolio holding percentages represent market value as a percentage of net assets.

 * Investment in affiliate.

 See accompanying notes to financial statements.

 4              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------
SHARES   SECURITY                                 VALUE
--------------------------------------------------------
         MUTUAL FUNDS (97.4%)
         EQUITY FUNDS (79.5%)
  755    Nationwide International Index Fund,
         Institutional Class*                    $ 7,198
  809    Nationwide S&P 500 Index Fund,
         Institutional Class*                     10,257
  137    Nationwide Small Cap Index Fund,
         Institutional Class*                      1,442
  357    Vanguard Mid-Cap Index Fund, Investor
         Shares                                    4,343
                                                 -------
                                                  23,240
                                                 -------
         FIXED INCOME FUNDS (17.9%)
   76    Morley Enhanced Income Fund,
         Institutional Class*                        753
  450    Nationwide Bond Index Fund,
         Institutional Class*                      4,469
                                                 -------
                                                   5,222
                                                 -------
         TOTAL MUTUAL FUNDS (cost $29,250)        28,462
                                                 -------

---------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
            FIXED CONTRACT (2.6%)
   $753     Nationwide Fixed Contract, 5.15%*(a)
            (cost $753)                           $   753
                                                  -------
            TOTAL INVESTMENTS (cost $30,003)      $29,215
                                                  =======

 -------------------------------------------------------
Portfolio holding percentages represent market value as a percentage of net assets.

 * Investment in affiliate.

 (a) The Nationwide Fixed Contract rate changes quarterly.

 See accompanying notes to financial statements.

                        INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               5

                           NATIONWIDE(R) MUTUAL FUNDS

                      INVESTOR DESTINATIONS MODERATE FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------
SHARES   SECURITY                                 VALUE
--------------------------------------------------------
         MUTUAL FUNDS (92.2%)
         EQUITY FUNDS (59.2%)
 453     Nationwide International Index Fund,
         Institutional Class*                    $ 4,319
 693     Nationwide S&P 500 Index Fund,
         Institutional Class*                      8,792
 137     Nationwide Small Cap Index Fund,
         Institutional Class*                      1,442
 238     Vanguard Mid-Cap Index Fund, Investor
         Shares                                    2,895
                                                 -------
                                                  17,448
                                                 -------
         FIXED INCOME FUNDS (33.0%)
 227     Morley Enhanced Income Fund,
         Institutional Class*                      2,259
 749     Nationwide Bond Index Fund,
         Institutional Class*                      7,448
                                                 -------
                                                   9,707
                                                 -------
         TOTAL MUTUAL FUNDS (cost $27,750)        27,155
                                                 -------

--------------------------------------------------------
PRINCIPAL   SECURITY                              VALUE
--------------------------------------------------------
            FIXED CONTRACT (7.7%)
 $2,259     Nationwide Fixed Contract,
            5.15%*(a) (cost $2,259)              $ 2,259
                                                 -------
            TOTAL INVESTMENTS (cost $30,009)     $29,414
                                                 =======

------------------------------------------------------
Portfolio holding percentages represent market value as a percentage of net assets.

 * Investment in affiliate.

 (a) The Nationwide Fixed Contract rate changes quarterly.

 See accompanying notes to financial statements.

 6              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------
SHARES   SECURITY                                 VALUE
--------------------------------------------------------
         MUTUAL FUNDS (87.3%)
         EQUITY FUNDS (39.3%)
  302    Nationwide International Index Fund,
         Institutional Class*                    $ 2,879
  462    Nationwide S&P 500 Index Fund,
         Institutional Class*                      5,862
  238    Vanguard Mid-Cap Index Fund, Investor
         Shares                                    2,895
                                                 -------
                                                  11,636
                                                 -------
         FIXED INCOME FUNDS (48.0%)
  379    Morley Enhanced Income Fund,
         Institutional Class*                      3,765
1,049    Nationwide Bond Index Fund,
         Institutional Class*                     10,426
                                                 -------
                                                  14,191
                                                 -------
         TOTAL MUTUAL FUNDS (cost $26,250)        25,828
                                                 -------

--------------------------------------------------------
PRINCIPAL   SECURITY                              VALUE
--------------------------------------------------------
            FIXED CONTRACT (12.7%)
 $3,765     Nationwide Fixed Contract,
            5.15%*(a) (cost $3,765)              $ 3,765
                                                 -------
            TOTAL INVESTMENTS                    $29,592
                                                 =======

 -------------------------------------------------------
Portfolio holding percentages represent market value as a percentage of net assets.

 * Investment in affiliate.

 (a) The Nationwide Fixed Contract rate changes quarterly.

 See accompanying notes to financial statements.

                        INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               7

                           NATIONWIDE(R) MUTUAL FUNDS

                    INVESTOR DESTINATIONS CONSERVATIVE FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------
SHARES   SECURITY                                 VALUE
--------------------------------------------------------
         MUTUAL FUNDS (82.1%)
         EQUITY FUNDS (24.4%)
  151    Nationwide International Index Fund,
         Institutional Class*                    $ 1,440
  231    Nationwide S&P 500 Index Fund,
         Institutional Class*                      2,931
  238    Vanguard Mid-Cap Index Fund, Investor
         Shares                                    2,895
                                                 -------
                                                   7,266
                                                 -------
         FIXED INCOME FUNDS (57.7%)
  682    Morley Enhanced Income Fund,
         Institutional Class*                      6,777
1,049    Nationwide Bond Index Fund,
         Institutional Class*                     10,426
                                                 -------
                                                  17,203
                                                 -------
         TOTAL MUTUAL FUNDS (cost $24,750)        24,469
                                                 -------

---------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
            FIXED CONTRACT (17.7%)
 $5,271     Nationwide Fixed Contract, 5.15%*(a)
            (cost $5,271)                         $ 5,271
                                                  -------
            TOTAL INVESTMENTS (cost $30,021)      $29,740
                                                  =======

 -------------------------------------------------------
Portfolio holding percentages represent market value as a percentage of net assets.

 * Investment in affiliate.

 (a) The Nationwide Fixed Contract rate changes quarterly.

 See accompanying notes to financial statements.

 8              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                             INVESTOR        INVESTOR                             INVESTOR
                                           DESTINATIONS    DESTINATIONS        INVESTOR         DESTINATIONS         INVESTOR
                                            AGGRESSIVE      MODERATELY       DESTINATIONS        MODERATELY        DESTINATIONS
                                               (a)        AGGRESSIVE (a)     MODERATE (a)     CONSERVATIVE (a)   CONSERVATIVE (a)
                                           ------------   --------------   ----------------   ----------------   ----------------
ASSETS:
  Investments in securities, at value
    (cost $30,000, $29,250, $27,750,
    $26,250, $24,750)                          29,078          28,462            27,155             25,828             24,469
  Investments in short-term securities,
    at value (cost $753, $2,259, $3,765,
    $5,271)                                 $      --       $     753         $   2,259          $   3,765          $   5,271
  Receivable from adviser                      14,314          14,403            14,349             14,358             14,321
  Interest and dividends receivable                 8              27                51                 74                 91
                                            ---------       ---------         ---------          ---------          ---------
      Total Assets                          $  43,400       $  43,645         $  43,814          $  44,025          $  44,152
                                            ---------       ---------         ---------          ---------          ---------
LIABILITIES:
  Cash overdrafts                                   5               3                 3                  3                  3
  Accrued expenses and other payables:
    Management fees                                 3               3                 3                  3                  3
    Fund administration fees                    6,354           6,354             6,354              6,354              6,354
    Transfer agent fees                            17              18                18                 18                 18
    Distribution fees                              12              12                12                 13                 12
    Other                                       7,946           8,034             7,981              7,989              7,952
                                            ---------       ---------         ---------          ---------          ---------
      Total Liabilities                     $  14,337       $  14,424         $  14,371          $  14,380          $  14,342
                                            ---------       ---------         ---------          ---------          ---------
NET ASSETS:
  Capital                                      30,000          30,000            30,000             30,000             30,000
  Undistributed (distributions in excess
    of) net investment income                     (15)              9                38                 67                 91
  Net unrealized (depreciation) from
    investments                                  (922)           (788)             (595)              (422)              (281)
                                            ---------       ---------         ---------          ---------          ---------
NET ASSETS                                  $  29,063       $  29,221         $  29,443          $  29,645          $  29,810
                                            =========       =========         =========          =========          =========
NET ASSETS:
  Class A                                       9,689           9,741             9,816              9,883              9,938
  Class B                                       9,684           9,737             9,811              9,878              9,933
  Service Class                                 9,690           9,743             9,816              9,884              9,939
                                            ---------       ---------         ---------          ---------          ---------
      Total                                 $  29,063       $  29,221         $  29,443          $  29,645          $  29,810
                                            =========       =========         =========          =========          =========
SHARES OUTSTANDING (unlimited number of
  shares authorized):
  Class A                                       1,000           1,000             1,000              1,000              1,000
  Class B                                       1,000           1,000             1,000              1,000              1,000
  Service Class                                 1,000           1,000             1,000              1,000              1,000
                                            ---------       ---------         ---------          ---------          ---------
      Total                                     3,000           3,000             3,000              3,000              3,000
                                            =========       =========         =========          =========          =========
NET ASSET VALUE PER SHARE:
  Class A                                   $    9.69       $    9.74         $    9.82          $    9.88          $    9.94
  Class B                                   $    9.68       $    9.74         $    9.81          $    9.88          $    9.93
  Service Class                             $    9.69       $    9.74         $    9.82          $    9.88          $    9.94
OFFERING PRICE (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to
  nearest cent per share):
  Class A*                                  $   10.28       $   10.34         $   10.41          $   10.49          $   10.54
  Class B**                                 $    9.68       $    9.74         $    9.81          $    9.88          $    9.93
  Service Class***                          $    9.69       $    9.74         $    9.82          $    9.88          $    9.94
                                            ---------       ---------         ---------          ---------          ---------
Maximum sales charge -- Class A                  5.75%           5.75%             5.75%              5.75%              5.75%
                                            =========       =========         =========          =========          =========

------------------------------------------------------

*   Class A includes a front-end sales charge.

** Class B, the redemption price per share varies by the length of time shares are held.

*** Service Class does not have any sales charges.

 (a) Commenced operations on March 31, 2000.

See accompanying notes to the financial statements.

                        INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               9

                           NATIONWIDE(R) MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS

              FOR THE PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                  INVESTOR                         INVESTOR
                                INVESTOR        DESTINATIONS      INVESTOR       DESTINATIONS         INVESTOR
                              DESTINATIONS       MODERATELY     DESTINATIONS      MODERATELY        DESTINATIONS
                             AGGRESSIVE (a)    AGGRESSIVE (a)   MODERATE (a)   CONSERVATIVE (a)   CONSERVATIVE (a)
                             ---------------   --------------   ------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividend income               $      7          $     30        $     60         $     89           $    111
                                --------          --------        --------         --------           --------
    Total Income                       7                30              60               89                111
EXPENSES:
  Investment management
    fees                               3                 3               3                3                  3
  Fund administration fees         6,354             6,354           6,354            6,354              6,354
  Custodian fees                     127               215             161              171                133
  Distribution fees                   12                12              12               12                 12
  Professional fees                1,818             1,818           1,818            1,818              1,818
  Trustees' fees and
    expenses                          13                13              13               13                 13
  Transfer agent fees                 32                32              33               32                 32
  Registration and filing
    fees                           4,614             4,614           4,614            4,614              4,614
  Shareholders' reports            1,262             1,262           1,262            1,262              1,262
  Other                              101               101             101              101                101
                                --------          --------        --------         --------           --------
    Total expenses before
      waived or reimbursed
      expenses                    14,336            14,424          14,371           14,380             14,342
    Expenses waived or
      reimbursed                 (14,314)          (14,403)        (14,349)         (14,358)           (14,322)
                                --------          --------        --------         --------           --------
    Net expenses                      22                21              22               22                 20
                                --------          --------        --------         --------           --------
NET INVESTMENT INCOME
  (LOSS)                             (15)                9              38               67                 91
                                --------          --------        --------         --------           --------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM
  INVESTMENTS:
  Net realized gains
    (losses) from
    investment transactions           --                --              --               --                 --
  Net change in unrealized
    (depreciation) from
    investments                     (922)             (788)           (595)            (422)              (281)
                                --------          --------        --------         --------           --------
Net realized/unrealized
  gains (losses) from
  investments                       (922)             (788)           (595)            (422)              (281)
                                --------          --------        --------         --------           --------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS     $   (937)         $   (779)       $   (557)        $   (355)          $   (190)
                                ========          ========        ========         ========           ========

------------------------------------------------------
(a) Commenced operations on March 31, 2000.

See accompanying notes to the financial statements.

 10              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

              FOR THE PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   INVESTOR         INVESTOR                           INVESTOR
                                 DESTINATIONS     DESTINATIONS       INVESTOR        DESTINATIONS          INVESTOR
                                  AGGRESSIVE       MODERATELY      DESTINATIONS       MODERATELY         DESTINATIONS
                                     (a)         AGGRESSIVE (a)    MODERATE (a)    CONSERVATIVE (a)    CONSERVATIVE (a)
                                 ------------    --------------    ------------    ----------------    ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)     $   (15)         $     9          $    38           $    67             $    91
  Net change in unrealized
    depreciation from
    investments                       (922)            (788)            (595)             (422)               (281)
                                   -------          -------          -------           -------             -------
  Change in net assets
    resulting from operations         (937)            (779)            (557)             (355)               (190)
                                   -------          -------          -------           -------             -------
CAPITAL TRANSACTIONS: (B)
  Proceeds from shares issued       30,000           30,000           30,000            30,000              30,000
  Change in net assets from
    capital transactions            30,000           30,000           30,000            30,000              30,000
                                   -------          -------          -------           -------             -------
  Change in net assets              29,063           29,221           29,443            29,645              29,810
NET ASSETS:
  Beginning of period                   --               --               --                --                  --
                                   -------          -------          -------           -------             -------
  End of period                    $29,063          $29,221          $29,443           $29,645             $29,810
                                   =======          =======          =======           =======             =======
  Undistributed (distributions
    in excess of) net
    investment income included
    in net assets at end of
    period                         $   (15)         $     9          $    38           $    67             $    91
                                   =======          =======          =======           =======             =======
SHARE TRANSACTIONS: (B)
  Sold                               3,000            3,000            3,000             3,000               3,000
  Reinvested                            --               --               --                --                  --
  Redeemed                              --               --               --                --                  --
                                   -------          -------          -------           -------             -------
  Change in shares                   3,000            3,000            3,000             3,000               3,000
                                   =======          =======          =======           =======             =======

------------------------------------------------------

(a) Commenced operations on March 31, 2000.

(b) Both the Capital and Share Transactions sections represent combined data for all classes.

See accompanying notes to financial statements.

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               11

                           NATIONWIDE(R) MUTUAL FUNDS

                     INVESTOR DESTINATIONS AGGRESSIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                  PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            CLASS A SHARES (a)    CLASS B SHARES (a)    SERVICE CLASS SHARES (a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE --
  BEGINNING OF PERIOD                            $ 10.00               $ 10.00                  $ 10.00
                                                 -------               -------                  -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        --                 (0.01)                      --
  Net realized and unrealized gain                 (0.31)                (0.31)                   (0.31)
                                                 -------               -------                  -------
       Total investment activities                 (0.31)                (0.32)                   (0.31)
                                                 -------               -------                  -------
DISTRIBUTIONS:
  Net investment income                               --                    --                       --
  In excess of net investment income                  --                    --                       --
  Net realized gains                                  --                    --                       --
                                                 -------               -------                  -------
       Total distributions                            --                    --                       --
                                                 -------               -------                  -------
NET ASSET VALUE -- END OF PERIOD                 $  9.69               $  9.68                  $  9.69
                                                 =======               =======                  =======
  Total Return (excluding sales
     charges)(d)                                   (3.10)%               (3.20)%                  (3.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $    10               $    10                  $    10
Ratio of expenses to average net assets             0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                       (0.34)%(b)            (0.97)%(b)               (0.36)%(b)
Ratio of expenses to average net assets *         569.94%(b)            570.94%(b)               568.71%(b)
Ratio of net investment income to average
  net assets*                                    (569.58)%(b)          (570.58)%(b)             (568.46)%(b)
Portfolio turnover rate (c,d)                       0.00%                 0.00%                    0.00%

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not Annualized.

See accompanying notes to financial statements.

 12              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                  PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            CLASS A SHARES (a)    CLASS B SHARES (a)    SERVICE CLASS SHARES (a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $ 10.00               $ 10.00                  $ 10.00
                                                 -------               -------                  -------
INVESTMENT ACTIVITIES:
  Net investment income                               --                    --                     0.01
  Net realized and unrealized gain                 (0.26)                (0.26)                   (0.27)
                                                 -------               -------                  -------
       Total investment activities                 (0.26)                (0.26)                   (0.26)
                                                 -------               -------                  -------
DISTRIBUTIONS:
  Net investment income                               --                    --                       --
  In excess of net investment income                  --                    --                       --
  Net realized gains                                  --                    --                       --
                                                 -------               -------                  -------
       Total distributions                            --                    --                       --
                                                 -------               -------                  -------
NET ASSET VALUE -- END OF PERIOD                 $  9.74               $  9.74                  $  9.74
                                                 =======               =======                  =======
  Total Return (excluding sales
     charges)(d)                                   (2.60)%               (2.60)%                  (2.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $    10               $    10                  $    10
Ratio of expenses to average net assets             0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                        0.49%(b)             (0.10)%(b)                0.59%(b)
Ratio of expenses to average net assets*          580.84%(b)            581.87%(b)               579.75%(b)
Ratio of net investment income to average
  net assets*                                    (579.63)%(b)          (580.66)%(b)             (578.55)%(b)
Portfolio turnover rate (c,d)                       0.00%                 0.00%                    0.00%

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not Annualized.

See accompanying notes to financial statements.

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               13

                           NATIONWIDE(R) MUTUAL FUNDS

                      INVESTOR DESTINATIONS MODERATE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                  PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            CLASS A SHARES (a)    CLASS B SHARES (a)    SERVICE CLASS SHARES (a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $ 10.00               $ 10.00                  $ 10.00
                                                 -------               -------                  -------
INVESTMENT ACTIVITIES:
  Net investment income                             0.01                  0.01                     0.02
  Net realized and unrealized gain                 (0.19)                (0.20)                   (0.20)
                                                 -------               -------                  -------
       Total investment activities                 (0.18)                (0.19)                   (0.18)
                                                 -------               -------                  -------
DISTRIBUTIONS:
  Net investment income                               --                    --                       --
  In excess of net investment income                  --                    --                       --
  Net realized gains                                  --                    --                       --
                                                 -------               -------                  -------
       Total distributions                            --                    --                       --
                                                 -------               -------                  -------
NET ASSET VALUE -- END OF PERIOD                 $  9.82               $  9.81                  $  9.82
                                                 =======               =======                  =======
  Total Return (excluding sales
     charges)(d)                                   (1.90)%               (1.90)%                  (1.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $    10               $    10                  $    10
Ratio of expenses to average net assets             0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                        1.69%(b)              1.09%(b)                 1.79%(b)
Ratio of expenses to average net assets*          574.67%(b)            575.68%(b)               573.59%(b)
Ratio of net investment income to average
  net assets*                                    (572.27)%(b)          (573.28)%(b)             (571.19)%(b)
Portfolio turnover rate (c,d)                       0.00%                 0.00%                    0.00%

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not Annualized.

See accompanying notes to financial statements.

 14              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                  PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            CLASS A SHARES (a)    CLASS B SHARES (a)    SERVICE CLASS SHARES (a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $ 10.00               $ 10.00                  $ 10.00
                                                 -------               -------                  -------
INVESTMENT ACTIVITIES:
  Net investment income                             0.02                  0.02                     0.02
  Net realized and unrealized gain                 (0.14)                (0.14)                   (0.14)
                                                 -------               -------                  -------
       Total investment activities                 (0.12)                (0.12)                   (0.12)
                                                 -------               -------                  -------
DISTRIBUTIONS:
  Net investment income                               --                    --                       --
  In excess of net investment income                  --                    --                       --
  Net realized gains                                  --                    --                       --
                                                 -------               -------                  -------
       Total distributions                            --                    --                       --
                                                 -------               -------                  -------
NET ASSET VALUE -- END OF PERIOD                 $  9.88               $  9.88                  $  9.88
                                                 =======               =======                  =======
  Total Return (excluding sales charges)
     (d)                                           (1.20)%               (1.20)%                  (1.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period(000)                $    10               $    10                  $    10
Ratio of expenses to average net assets             0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                        2.87%(b)              2.27%(b)                 2.84%(b)
Ratio of expenses to average net assets*          571.44%(b)            572.43%(b)               570.12%(b)
Ratio of net investment income to average
  net assets*                                    (567.86)%(b)          (568.85)%(b)             (566.67)%(b)
Portfolio turnover rate (c,d)                       0.00%                 0.00%                    0.00%

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not Annualized.

See accompanying notes to financial statements.

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               15

                           NATIONWIDE(R) MUTUAL FUNDS

                    INVESTOR DESTINATIONS CONSERVATIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                  PERIOD FROM MARCH 31, 2000 TO APRIL 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            CLASS A SHARES (a)    CLASS B SHARES (a)    SERVICE CLASS SHARES (a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $ 10.00               $ 10.00                  $ 10.00
                                                 -------               -------                  -------
INVESTMENT ACTIVITIES:
  Net investment income                             0.03                  0.03                     0.03
  Net realized and unrealized gain                 (0.09)                (0.10)                   (0.09)
                                                 -------               -------                  -------
       Total investment activities                 (0.06)                (0.07)                   (0.06)
                                                 -------               -------                  -------
DISTRIBUTIONS:
  Net investment income                               --                    --                       --
  In excess of net investment income                  --                    --                       --
  Net realized gains                                  --                    --                       --
                                                 -------               -------                  -------
       Total distributions                            --                    --                       --
                                                 -------               -------                  -------
NET ASSET VALUE -- END OF PERIOD                 $  9.94               $  9.93                  $  9.94
                                                 =======               =======                  =======
  Total Return (excluding sales
     charges)(d)                                   (0.60)%               (0.70)%                  (0.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $    10               $    10                  $    10
Ratio of expenses to average net assets             0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                        3.80%(b)              3.09%(b)                 3.78%(b)
Ratio of expenses to average net assets*          567.99%(b)            570.30%(b)               566.69%(b)
Ratio of net investment income to average
  net assets*                                    (563.48)%(b)          (565.91)%(b)             (562.29)%(b)
Portfolio turnover rate (c,d)                       0.00%                 0.00%                    0.00%

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not Annualized.

See accompanying notes to financial statements.

 16              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as amended as of March 1, 2000, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in twenty-eight separate series, or mutual funds, each with its own investment objectives. This report contains the financial statements and financial highlights of the five Investor Destinations Funds (collectively the "Funds") listed below.

     - Aggressive Fund

     - Moderately Aggressive Fund

     - Moderate Fund

     - Moderately Conservative Fund

     - Conservative Fund

Each Fund is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company. The Funds commenced operations on March 31, 2000. Each Fund currently offers Class A, Class B, and Service Class shares. Class A and B shares are available to all investors. The Service Class of shares is available to a limited group of institutional investors. The Class A shares are purchased with a maximum 5.75% front-end sales load. The Class B shares are subject to a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Service Class shares have no sales charges.

The Class A and Service Class of shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%. The Class B shares pay a 12b-1 fee of 1.00%. These fees are either retained by NAS or paid by NAS to brokers for distribution and shareholders services.

The Class A and Service Class pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the applicable shares.

(a) VALUATION PROCEDURES

          1. Securities Valuation -- Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Underlying Funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities in their portfolios for which market quotations are readily available at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               17

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

          2. Share valuation -- The net asset value per share of each class of the Fund is calculated daily by dividing the total value of each class's assets, less liabilities, by the number of shares outstanding in each class, rounded to the nearest cent.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income for the fixed interest contract is accrued daily and reinvested the following day.

(c) FEDERAL INCOME TAXES

Each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(d) DIVIDENDS TO SHAREHOLDERS

          1. Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are allocated to the Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are sub-allocated to the classes based on total shares outstanding of each class.

Direct expenses of a Fund are applied to that Fund and sub-allocated to the classes in the methods mentioned above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees are borne by the specific class of shares to which they apply.

(f) USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and

 18              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(g) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Funds were as follows:

                                                                MODERATELY                    MODERATELY
                                                 AGGRESSIVE     AGGRESSIVE      MODERATE     CONSERVATIVE   CONSERVATIVE
                                                ------------   ------------   ------------   ------------   ------------
                                                PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM
                                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                    2000           2000           2000           2000           2000
                                                TO APRIL 30,   TO APRIL 30,   TO APRIL 30,   TO APRIL 30,   TO APRIL 30,
                                                  2000 (a)       2000 (a)       2000 (a)       2000 (a)       2000 (a)
                                                ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued.................    $10,000        $10,000        $10,000        $10,000        $10,000
  Dividends reinvested........................         --             --             --             --             --
  Cost of shares redeemed.....................         --             --             --             --             --
                                                  -------        -------        -------        -------        -------
    Change in net assets......................    $10,000        $10,000        $10,000        $10,000        $10,000
                                                  =======        =======        =======        =======        =======
CLASS B SHARES:
  Proceeds from shares issued.................    $10,000        $10,000        $10,000        $10,000        $10,000
  Dividends reinvested........................         --             --             --             --             --
  Cost of shares redeemed.....................         --             --             --             --             --
                                                  -------        -------        -------        -------        -------
    Change in net assets......................    $10,000        $10,000        $10,000        $10,000        $10,000
                                                  =======        =======        =======        =======        =======
SERVICE CLASS:
  Proceeds from shares issued.................    $10,000        $10,000        $10,000        $10,000        $10,000
  Dividends reinvested........................         --             --             --             --             --
  Cost of shares redeemed.....................         --             --             --             --             --
                                                  -------        -------        -------        -------        -------
    Change in net assets......................    $10,000        $10,000        $10,000        $10,000        $10,000
                                                  =======        =======        =======        =======        =======

SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued......................................      1,000          1,000          1,000          1,000          1,000
  Reinvested..................................         --             --             --             --             --
  Redeemed....................................         --             --             --             --             --
                                                  -------        -------        -------        -------        -------
    Change in shares..........................      1,000          1,000          1,000          1,000          1,000
                                                  =======        =======        =======        =======        =======
CLASS B SHARES:
  Issued......................................      1,000          1,000          1,000          1,000          1,000
  Reinvested..................................         --             --             --             --             --
  Redeemed....................................         --             --             --             --             --
                                                  -------        -------        -------        -------        -------
    Change in shares..........................      1,000          1,000          1,000          1,000          1,000
                                                  =======        =======        =======        =======        =======
SERVICE CLASS:
  Issued......................................      1,000          1,000          1,000          1,000          1,000
  Reinvested..................................         --             --             --             --             --
  Redeemed....................................         --             --             --             --             --
                                                  -------        -------        -------        -------        -------
    Change in shares..........................      1,000          1,000          1,000          1,000          1,000
                                                  =======        =======        =======        =======        =======

---------------

(a) Funds commenced operations on March 31, 2000.

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               19

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. Under the terms of the investment advisory agreement, the Funds pays VMF a management fee, based on the Fund's average daily net assets.

Additional information regarding investment advisory fees paid or payable to VMF is as follows for the period ended April 30, 2000:

                                                                         ADVISORY
                                                              ADVISORY     FEE
                                                                FEES     SCHEDULE
                                                              --------   --------
Aggressive..................................................     $3       0.13%
Moderately Aggressive.......................................      3       0.13%
Moderate....................................................      3       0.13%
Moderately Conservative.....................................      3       0.13%
Conservative................................................      3       0.13%

VMF has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses (except for Rule 12b-1 Fees) of the Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the expense caps for each class of share for the period ended April 30, 2000:

                                                                     EXPENSE CAPS
                                                              ---------------------------
                                                              CLASS A   CLASS B   SERVICE
                                                              SHARES    SHARES     CLASS
                                                              -------   -------   -------
Aggressive..................................................   0.71%     1.31%     0.61%
Moderately Aggressive.......................................   0.71%     1.31%     0.61%
Moderate....................................................   0.71%     1.31%     0.61%
Moderately Conservative.....................................   0.71%     1.31%     0.61%
Conservative................................................   0.71%     1.31%     0.61%

During the one-month period ended April 30, 2000, VMF reduced expenses for the Fund as follows:

                                                                        TOTAL FEES
                                     TOTAL FUND    FEES    OTHER FEES    WAIVED/     NET FUND
                                      EXPENSES    WAIVED   REIMBURSED   REIMBURSED   EXPENSES
                                     ----------   ------   ----------   ----------   --------
Aggressive.........................    $7,984      $27       $7,935       $7,962       $22
Moderately Aggressive..............     8,072       27        8,024        8,051        21
Moderate...........................     8,019       27        7,970        7,997        22
Moderately Conservative............     8,028       27        7,979        8,006        22
Conservative.......................     7,990       27        7,943        7,970        20

The waiver of management fees or reimbursement of other expenses is subject to possible reimbursement by the Fund with 5 years of the Fund's commencement of operations if the reimbursements by the Fund can be implemented within the annual expense caps.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of shares of the Funds. These fees, based on average daily net assets of the respective class, are not to exceed an annual rate of 0.25% for Class A and Service

 20              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Class shares, and 1.00% the Class B shares. Additional information regarding distribution fees paid or payable to NAS is as follows for the one-month period ended April 30, 2000:

                                                             CLASS A   CLASS B   SERVICE
                                                             SHARES    SHARES     CLASS
                                                             -------   -------   -------
Aggressive.................................................    $2        $8        $2
Moderately Aggressive......................................     2         8         2
Moderate...................................................     2         8         2
Moderately Conservative....................................     2         8         2
Conservative...............................................     2         8         2

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on each Fund's average daily net assets and paid monthly. Additional information regarding fund administration fees paid or payable to VSA is as follows for the one month period ended April 30, 2000:

                                   FUND                               FUND
                              ADMINISTRATION                     ADMINISTRATION
                                 FEES (a)                         FEE SCHEDULE
                              --------------    -------------------------------------------------
Aggressive..................        $2
Moderately Aggressive.......         2          Up to $250 million.............        0.07%
Moderate....................         2          On the next $750 million.......        0.05%
Moderately Conservative.....         2          On $1 billion and more.........        0.04%
Conservative................         2

---------------

(a) Subject to a minimum of $75,000 per year per Fund.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees at an annual rate of $18 per Class A and B share account and 0.01% of the average daily net assets of the Service Class of shares.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class A and the Service Class.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions,

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               21

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

salaries, and other expenses in connection with generating new sales of shares of the Fund. For the one month period ended April 30, 2000, the commissions were collected as follows:

                                                              CLASS A
                                                              SHARES
                                                              -------
Aggressive..................................................    $0
Moderately Aggressive.......................................     0
Moderate....................................................     0
Moderately Conservative.....................................     0
Conservative................................................     0

NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. CDSCs collected for the one-month period ended April 30, 2000, on redemptions of Class B Shares were as follows:

                                                              CLASS B
                                                              SHARES
                                                              -------
Aggressive..................................................    $0
Moderately Aggressive.......................................     0
Moderate....................................................     0
Moderately Conservative.....................................     0
Conservative................................................     0

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the period ended April 30, 2000, are summarized as follows:

                                                             PURCHASES          SALES
                                                             ---------          -----
Aggressive...........................................         $30,000            $0
Moderately Aggressive................................          30,003             0
Moderate.............................................          30,009             0
Moderately Conservative..............................          30,015             0
Conservative.........................................          30,021             0

 22              INVESTOR DESTINATIONS SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 2000, the following:

                                            GROSS           GROSS             NET
                                          UNREALIZED      UNREALIZED       UNREALIZED
                                         APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                         ------------   --------------   --------------
Aggressive.............................      $ 0            $(922)           $(922)
Moderately Aggressive..................        3             (791)            (788)
Moderate...............................        9             (604)            (595)
Moderately Conservative................       15             (437)            (422)
Conservative...........................       27             (308)            (281)

                       INVESTOR DESTINATIONS SEMI-ANNUAL REPORT               23